SHORT-TERM BANK BORROWINGS (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings	¥ 240,000,000	¥ 200,000,000
Secured borrowings
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings	200,000,000	¥ 200,000,000
Unsecured borrowing
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings	¥ 40,000,000